Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,291	$ 110	$ 3,394	$ 0
Lease liabilities - noncurrent	6,467	$ 216	6,946	$ 0
Lease liabilities	9,758		$ 10,340
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	188
Lease liabilities - noncurrent	1,024
Lease liabilities	$ 1,212